Income Tax - effect of preferential tax (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
Dec. 31, 2017 CNY (¥) ¥ / shares
Income Tax
Tax effect of preferential tax treatment | ¥	¥ 6,535
Basic and diluted loss per share effect | ¥ / shares	¥ 0.02